Mineral Property Interests - Disclosure of Information About Mineral Property Interests (Details) - CAD	Jul. 31, 2017	Jul. 31, 2016
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Mineral property interests	CAD 1	CAD 1
Angel's Camp Royalty [Member]
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Mineral property interests	CAD 1	CAD 1